Contingencies (Schedule Of Pending Cases) (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Broin [Member]
Loss Contingencies [Line Items]
Broin plaintiff requested sanctions	$ 50
Flight Attendants [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	2,586
PM USA [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number included	352
Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Number of plaintiffs	8,126
Engle Progeny Cases [Member] | Smoking And Health Class Actions And Aggregated Claims Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	6,561
West Virginia Consolidated Proceeding [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number included as one case	613
Federal Court [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	3,260
Federal Court [Member] | Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Number of plaintiffs	3,259
State Court [Member]
Loss Contingencies [Line Items]
Loss contingency pending claims, number not included	3,301
State Court [Member] | Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Number of plaintiffs	4,867